Wanger Acorn
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Wanger Acorn, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 2.2%
Entertainment 1.4%
Take-Two Interactive Software, Inc.(a)	53,475	7,940,503
Media 0.8%
Trade Desk, Inc. (The), Class A(a)	48,604	4,248,961
Total Communication Services		12,189,464
Consumer Discretionary 18.9%
Automobile Components 1.8%
Dorman Products, Inc.(a)	67,808	6,536,013
Modine Manufacturing Co.(a)	38,331	3,648,728
Total		10,184,741
Distributors 1.5%
Pool Corp.	20,014	8,075,649
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.(a)	89,814	10,181,315
Hotels, Restaurants & Leisure 5.0%
Churchill Downs, Inc.	106,136	13,134,330
Dutch Bros, Inc., Class A(a)	64,096	2,115,168
Planet Fitness, Inc., Class A(a)	81,736	5,119,126
Portillo’s, Inc., Class A(a)	290,921	4,125,260
Xponential Fitness, Inc., Class A(a)	198,148	3,277,368
Total		27,771,252
Household Durables 3.2%
Skyline Champion Corp.(a)	111,342	9,465,183
TopBuild Corp.(a)	19,393	8,547,077
Total		18,012,260
Leisure Products 0.7%
Brunswick Corp.	38,236	3,690,539
Specialty Retail 4.9%
Boot Barn Holdings, Inc.(a)	72,305	6,879,821
Five Below, Inc.(a)	62,709	11,374,158
Williams-Sonoma, Inc.	28,145	8,936,882
Total		27,190,861
Total Consumer Discretionary		105,106,617
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.4%
Beverages 0.9%
Celsius Holdings, Inc.(a)	64,951	5,385,737
Consumer Staples Distribution & Retail 2.1%
BJ’s Wholesale Club Holdings, Inc.(a)	152,285	11,520,360
Household Products 0.4%
WD-40 Co.	9,361	2,371,235
Total Consumer Staples		19,277,332
Energy 2.0%
Energy Equipment & Services 1.5%
ChampionX Corp.	78,412	2,814,207
Helix Energy Solutions Group, Inc.(a)	275,813	2,989,813
TechnipFMC PLC	112,582	2,826,934
Total		8,630,954
Oil, Gas & Consumable Fuels 0.5%
Permian Resources Corp.	149,023	2,631,746
Total Energy		11,262,700
Financials 7.4%
Banks 1.2%
Lakeland Financial Corp.	44,031	2,920,136
Western Alliance Bancorp	58,826	3,776,041
Total		6,696,177
Capital Markets 4.1%
Blue Owl Capital, Inc.	419,622	7,914,071
GCM Grosvenor, Inc., Class A	757,847	7,320,802
Houlihan Lokey, Inc., Class A	57,427	7,361,567
Total		22,596,440
Insurance 2.1%
Ryan Specialty Holdings, Inc., Class A	213,287	11,837,428
Total Financials		41,130,045

Wanger Acorn  | First Quarter Report 2024

Portfolio of Investments  (continued)
Wanger Acorn, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.6%
Biotechnology 6.4%
Apellis Pharmaceuticals, Inc.(a)	12,046	708,064
Arrowhead Pharmaceuticals, Inc.(a)	39,629	1,133,390
bluebird bio, Inc.(a)	1,017,471	1,302,363
Cytokinetics, Inc.(a)	17,738	1,243,611
Exact Sciences Corp.(a)	136,193	9,405,489
Exelixis, Inc.(a)	95,762	2,272,432
Insmed, Inc.(a)	58,508	1,587,322
Natera, Inc.(a)	118,742	10,860,143
Neurocrine Biosciences, Inc.(a)	7,649	1,054,950
Revolution Medicines, Inc.(a)	48,663	1,568,409
Sarepta Therapeutics, Inc.(a)	27,116	3,510,437
Viking Therapeutics, Inc.(a)	16,661	1,366,202
Total		36,012,812
Health Care Equipment & Supplies 4.4%
Glaukos Corp.(a)	58,400	5,506,536
Inspire Medical Systems, Inc.(a)	34,899	7,495,956
Insulet Corp.(a)	26,515	4,544,671
Outset Medical, Inc.(a)	575,122	1,276,771
Shockwave Medical, Inc.(a)	17,418	5,671,823
Total		24,495,757
Health Care Providers & Services 0.2%
P3 Health Partners, Inc., Class A(a)	1,197,178	1,233,093
Life Sciences Tools & Services 9.2%
BioLife Solutions, Inc.(a)	159,755	2,963,455
Bio-Techne Corp.	170,513	12,002,410
Charles River Laboratories International, Inc.(a)	18,364	4,975,726
DNA Script(a),(b),(c),(d)	2,550	508,645
Maravai LifeSciences Holdings, Inc., Class A(a)	476,856	4,134,341
Repligen Corp.(a)	65,804	12,102,672
Stevanato Group SpA	121,827	3,910,647
West Pharmaceutical Services, Inc.	26,642	10,542,506
Total		51,140,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.4%
Intra-Cellular Therapies, Inc.(a)	19,444	1,345,525
Pliant Therapeutics, Inc.(a)	58,436	870,696
Total		2,216,221
Total Health Care		115,098,285
Industrials 20.7%
Aerospace & Defense 2.5%
Axon Enterprise, Inc.(a)	10,314	3,227,044
Curtiss-Wright Corp.	41,605	10,648,384
Total		13,875,428
Commercial Services & Supplies 1.7%
Casella Waste Systems, Inc., Class A(a)	98,198	9,708,836
Construction & Engineering 3.5%
MYR Group, Inc.(a)	34,495	6,096,991
WillScot Mobile Mini Holdings Corp.(a)	282,833	13,151,735
Total		19,248,726
Electrical Equipment 2.8%
Atkore, Inc.	57,762	10,995,575
Vertiv Holdings Co.	55,784	4,555,879
Total		15,551,454
Machinery 3.3%
Esab Corp.	50,869	5,624,585
SPX Technologies, Inc.(a)	103,842	12,786,066
Total		18,410,651
Professional Services 5.5%
Exponent, Inc.	66,456	5,495,246
ICF International, Inc.	33,692	5,075,026
KBR, Inc.	150,427	9,576,183
Parsons Corp.(a)	67,122	5,567,770
Paylocity Holding Corp.(a)	28,180	4,843,015
Total		30,557,240
Trading Companies & Distributors 1.4%
SiteOne Landscape Supply, Inc.(a)	44,815	7,822,458
Total Industrials		115,174,793
Wanger Acorn  | First Quarter Report 2024

Portfolio of Investments  (continued)
Wanger Acorn, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 18.5%
IT Services 1.9%
Globant SA(a)	31,806	6,421,631
MongoDB, Inc.(a)	12,393	4,444,626
Total		10,866,257
Semiconductors & Semiconductor Equipment 3.9%
Lattice Semiconductor Corp.(a)	108,118	8,458,071
Monolithic Power Systems, Inc.	4,536	3,072,777
Onto Innovation, Inc.(a)	25,372	4,594,362
Rambus, Inc.(a)	86,977	5,376,048
Total		21,501,258
Software 9.8%
Crowdstrike Holdings, Inc., Class A(a)	11,816	3,788,091
DoubleVerify Holdings, Inc.(a)	197,259	6,935,626
Dynatrace, Inc.(a)	75,020	3,483,929
HubSpot, Inc.(a)	12,020	7,531,251
Monday.com Ltd.(a)	14,927	3,371,562
Procore Technologies, Inc.(a)	22,336	1,835,349
Sprout Social, Inc., Class A(a)	158,593	9,469,588
Varonis Systems, Inc.(a)	88,985	4,197,423
Workiva, Inc., Class A(a)	72,921	6,183,701
Zeta Global Holdings Corp., Class A(a)	241,709	2,641,879
Zscaler, Inc.(a)	26,004	5,009,151
Total		54,447,550
Technology Hardware, Storage & Peripherals 2.9%
Pure Storage, Inc., Class A(a)	52,627	2,736,078
Super Micro Computer, Inc.(a)	13,301	13,434,409
Total		16,170,487
Total Information Technology		102,985,552
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.1%
Chemicals 0.5%
Albemarle Corp.	20,703	2,727,413
Containers & Packaging 1.6%
Avery Dennison Corp.	39,334	8,781,316
Total Materials		11,508,729
Real Estate 2.2%
Real Estate Management & Development 2.2%
Colliers International Group, Inc.	101,444	12,399,500
Total Real Estate		12,399,500
Total Common Stocks (Cost $428,787,277)		546,133,017

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(e),(f)	11,790,495	11,788,136
Total Money Market Funds (Cost $11,784,748)		11,788,136
Total Investments in Securities (Cost: $440,572,025)		557,921,153
Other Assets & Liabilities, Net		(766,139)
Net Assets		557,155,014

Wanger Acorn  | First Quarter Report 2024

Portfolio of Investments  (continued)
Wanger Acorn, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $508,645, which represents 0.09% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2024, the total market value of these securities amounted to $508,645, which represents 0.09% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	508,645

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	16,636,337	46,719,697	(51,567,261)	(637)	11,788,136	640	180,477	11,790,495
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger Acorn  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7064_12_C01_(05/24)